Annual Total Returns- Energy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Energy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.55%)	2.76%	23.85%	(18.50%)	(30.17%)	31.01%	(6.16%)	(25.31%)	6.50%	(34.24%)